Trade and other receivables (Details) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Trade and other receivables
Sale, leases and services receivables	$ 69,260	$ 60,294
Less: Allowance for doubtful accounts	(4,587)	(4,290)
Total trade receivables	64,673	56,004
Borrowings, deposits and others	51,262	56,041
Advances to suppliers	12,217	12,997
Tax receivables	8,976	6,871
Prepaid expenses	3,234	3,467
Dividends receivable	18,701	6,596
Others	3,917	11,936
Total other receivables	98,307	97,908
Total trade and other receivables	162,980	153,912
Non-current	32,996	47,677
Current	129,984	106,235
Total	$ 162,980	$ 153,912